Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 6,452,589	$ 27,612,732
Prepaid expenses	1,433,153	1,325,998
Total current assets	7,885,742	28,938,730
Property and equipment, net	209,689	234,912
Other assets	1,187,788	2,174,286
Total assets	9,283,219	31,347,928
Current liabilities:
Accounts payable	2,802,950	1,747,682
Accrued expenses	716,931	3,000,212
Total current liabilities	3,519,881	4,747,894
Stockholders’ equity:
Common stock, $.001 par value: Authorized shares – 600,000,000 Issued and outstanding shares – 26,334,953 and 6,381,541 at December 31, 2022 and 2021, respectively	1,977	1,756
Additional paid-in capital	110,125,146	104,995,301
Accumulated deficit	(104,363,785)	(78,397,023)
Total stockholders’ equity	5,763,338	26,600,034
Total liabilities and stockholders’ equity	$ 9,283,219	$ 31,347,928